Capital and reserves - Treasury shares (Details)	6 Months Ended	12 Months Ended
	Dec. 31, 2023 CNY (¥) item shares	Jun. 30, 2023 CNY (¥) shares	Jun. 30, 2023 USD ($) shares	Jun. 30, 2023 HKD ($) shares	Dec. 31, 2022 CNY (¥) shares	Dec. 31, 2022 USD ($) shares	Jun. 30, 2022 CNY (¥) shares	Sep. 15, 2023 USD ($)	Oct. 31, 2022 shares	Sep. 29, 2022 USD ($)	Sep. 21, 2022 shares	Dec. 21, 2021 USD ($)
Capital and reserves
Number of shares issued	1,263,689,685	1,263,689,685	1,263,689,685	1,263,689,685			1,225,566,355
Repurchase of shares | ¥	¥ 73,560,000	¥ 32,711,000					¥ 82,160,000
2022 share repurchase program
Capital and reserves
Number of shares repurchased		3,462,868	3,462,868	3,462,868
2021 share repurchase program
Capital and reserves
Amount authorized under share repurchase program | $												$ 200,000,000
2023 share repurchase program 2023
Capital and reserves
Amount authorized under share repurchase program | $								$ 200,000,000
Hong Kong Stock Exchange
Capital and reserves
Number of shares repurchased		166,000	166,000	166,000
Repurchase of shares	23,930,000	¥ 1,536,000		$ 1,696,000
Hong Kong Stock Exchange | 2022 share repurchase program
Capital and reserves
Number of shares repurchased		166,000	166,000	166,000
New York Stock Exchange
Capital and reserves
Number of shares repurchased		3,373,228	3,373,228	3,373,228
Repurchase of shares	¥ 49,630,000	¥ 31,175,000	$ 4,370,000
New York Stock Exchange | 2022 share repurchase program
Capital and reserves
Number of shares repurchased		3,296,868	3,296,868	3,296,868
New York Stock Exchange | 2021 share repurchase program
Capital and reserves
Number of shares repurchased											6,187,636
Treasury shares
Capital and reserves
Number of shares issued	20,356,896	18,834,996	18,834,996	18,834,996			22,919,736
Repurchase of shares | ¥	¥ 73,560,000	¥ 32,711,000					¥ 82,160,000
Class A ordinary shares
Capital and reserves
Number of shares issued							897,275,873
Class A ordinary shares | Treasury shares
Capital and reserves
Amount authorized under share repurchase program | $										$ 100,000,000
Number of shares repurchased					6,111,276	6,111,276
Repurchase of shares					¥ 82,160,000	$ 12,763,000
2020 Share Award Scheme
Capital and reserves
Number of special purpose vehicles | item	12
2020 Share Incentive Plan
Capital and reserves
Number of shares issued	98,773,684	98,773,684	98,773,684	98,773,684			92,586,048
Transfer of repurchased shares									6,187,636